Inventory - Schedule of Inventory (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Inventory [Abstract]
Raw materials	¥ 5,166	$ 720	¥ 3,358	$ 460		¥ 1,784	¥ 1,793
Low value consumables	34	5	34	5		41	41
Finished goods	7,780	1,087	6,492	889		3,705	3,803
Less: inventory impairment			(12)	(2)		(91)	(180)
Inventories, net	¥ 12,980	$ 1,812	¥ 9,872	$ 1,352		¥ 5,439	¥ 5,457